Stockholders' Equity (Deficit) - January 2024 Securities Purchase Agreement (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2024	Mar. 04, 2024	Jan. 12, 2024	Nov. 09, 2023	Oct. 02, 2023	Sep. 07, 2023	Feb. 27, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 09, 2024	Jan. 11, 2024
Class of Stock [Line Items]
Number of warrants exercised on net basis (in shares)				2,904,269
Exercise price (in dollars per share)			$ 0.96	$ 2
Warrant term (years)		5 years	5 years					5 years	5 years		5 years
Aggregate cost	$ 2,800	$ 4,000	$ 4,000		$ 4,000	$ 5,000	$ 10,000
Agent fees and other offering costs	300	500	400		400	400	700		$ 1,137	$ 1,135	$ 2,048	$ 0
Proceeds from issuance of warrants	$ 2,400	$ 3,500	$ 3,600	$ 6,500	$ 3,600	$ 4,600	$ 9,300
Equity related to warrants								$ 2,443
January Pre-Funded Warrants
Class of Stock [Line Items]
Number of warrants exercised on net basis (in shares)			2,787,000
Exercise price (in dollars per share)			$ 0.00001
January Warrants
Class of Stock [Line Items]
Number of warrants exercised on net basis (in shares)			3,687,000
Warrant term (years)			5 years
November Modified Warrants
Class of Stock [Line Items]
Number of warrants exercised on net basis (in shares)			5,808,538
Exercise price (in dollars per share)			$ 3.86										$ 0.54
Warrant term (years)			5 years											4 years 9 months 29 days
Equity related to warrants			$ 1,200
Common Class A
Class of Stock [Line Items]
Number of shares sold (in shares)		1,320,000	900,000		290,000	210,000
Purchase price (in dollars per share)	$ 0.55	$ 0.87	$ 1.09		$ 2	$ 7.43
Number of warrants exercised on net basis (in shares)	10,000,000
Exercise price (in dollars per share)								$ 575	$ 575		$ 575